Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Earnings Per Share

Basic earnings per share, excluding dilution, is computed by dividing earnings available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock or resulted in the issuance of common stock that could then share in our earnings.

The following table sets forth the computation of basic and diluted earnings per share of common stock:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions, except share data)

Net income	$57	$47	$143	$125
Deferred cumulative preferred stock dividends	(2)	(8)	(18)	(22)
Net income applicable to common stockholders	$55	$39	$125	$103
Weighted average shares
Weighted average common shares outstanding	56,580,238	56,436,026	56,556,188	56,419,354
Effect of dilutive securities
May Investor warrants	364,791	339,478	339,893	290,840
Stock-based awards	988,777	431,999	831,181	340,595
Weighted average diluted common shares	57,933,806	57,207,503	57,727,262	57,050,789
Earnings per common share
Basic earnings per common share	$0.98	$0.70	$2.21	$1.82
Effect of dilutive securities
May Investor warrants	—	—	(0.02)	(0.01)
Stock-based awards	(0.02)	(0.01)	(0.03)	(0.01)
Diluted earnings per share	$0.96	$0.69	$2.16	$1.80

On July 29, 2016, we completed the previously announced $267 million redemption of our Series C Preferred Stock. This transaction reduced stockholders equity by approximately $372 million with a $267 million reduction in Preferred Stock and a $105 million reduction related to the payment of deferred dividends.

Under the terms of the Series C Preferred Stock the Company was able to defer payments of dividends. We elected to defer dividend payments beginning with the February 2012 dividend. Although, while being deferred, the impact was not included in quarterly net income from continuing operations, the deferral still impacted net income applicable to common stock for the purpose of calculating earnings per share, as shown above.

Earnings (Loss) Per Share

Basic earnings (loss) per share, excluding dilution, is computed by dividing earnings (loss) available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock or resulted in the issuance of common stock that could then share in the earnings of the Company.

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock.

	For the Years Ended December 31,
	2015	2014	2013
	(In millions, except share data)
Net income (loss)	$158	$(69)	$267
Less: preferred stock dividend/accretion	—	(1)	(6)
Net income (loss) from continuing operations	158	(70)	261
Deferred cumulative preferred stock dividends	(30)	(26)	(14)
Net income (loss) applicable to Common Stockholders	$128	$(96)	$247
Weighted Average Shares
Weighted average common shares outstanding	56,426,977	56,246,528	56,063,282
Effect of dilutive securities
May Investor Warrants (1)	305,484	—	237,412
Stock-based awards	432,062	—	217,487
Weighted average diluted common shares	57,164,523	56,246,528	56,518,181
Earnings (loss) per common share
Basic earnings (loss) per common share	$2.27	$(1.72)	$4.40
Effect of dilutive securities
May Investor Warrants	(0.01)	—	(0.02)
Stock-based awards	(0.02)	—	(0.01)
Diluted earnings (loss) per common share	$2.24	$(1.72)	$4.37

(1)	Includes the May Warrants at an exercise price of $10.00 per share and a fair value of $8 million and $11 million at December 31, 2015 and 2013, respectively.

The December 31, 2014 diluted loss per share calculation excludes all common stock equivalents, including 263,267 pertaining to stock based awards and 306,310 pertaining to warrants, respectively. The inclusion of these securities would be anti-dilutive.

Under the terms of the Series C Preferred Stock the Company may defer dividend payments. The Company elected to defer dividend payments beginning with the February 2012 dividend. Although not included in quarterly net income (loss) from continuing operations, the deferral still impacts net income (loss) applicable to common stock for the purpose of calculating earnings per share, as shown above. The cumulative amount in arrears as of December 31, 2015 is $86 million.